Note 18 - Other (Income) Expense	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Other Nonoperating Income and Expense [Text Block]

NOTE 18: OTHER (INCOME) / EXPENSE

	December 31
	2023	2022

Interest, bank fees and loan fees	$18	$440
Unrealized (gain) loss on foreign exchange	(37)	134
Loss on extinguishment of debt	-	59
Gain on sale of equipment	-	(166)
Other	(457)	(7)
Total	$(476)	$460

In February 2022, the Company sold equipment for $262 resulting in a gain on sale of $166.

On February 24, 2023, the agreement with R.I. Mind Group Ltd. expired in accordance with its terms, and, as of December 31, 2023, there are no amounts owed by the Company to R.I. Mind Group Ltd. As the Company did not carry any activity for the purposes of the agreement, the Company recognized $459 of other income (Note 8).